Related Party Transactions (Details Narrative) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Feb. 01, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Related Party Transactions [Abstract]
Sub-leased for office space to related parties			$ 6,000
Lease rent			81,000	60,000
Intellectual property acquisition,shares			250,000
Purchase of upgraded equipments from non realted parties		3,500,000
Payments for advance to affiliates		1,000,000
Payment for rent	81,439		81,000
Minimum present value of the lease payments		3,500,000	3,500,000
Percentage of lease payment Interest		14.00%	14.00%		14.00%
Sale lease back transaction, principal and interest payments		1,000,000	1,000,000
Issuance stock and warrantd for sale of lease bask transaction			100,000
Warrants exercise price			$ 7.00
Warrants expiration date			Jul. 01, 2014
Fair value of warrants			$ 400,000